PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment and related accumulated depreciation as of June 30, 2020 and December 31, 2019 are as follows:

	2020	2019
Property and equipment:
Telecommunications fiber and equipment	$5,421,920	5,203,000
Film production equipment	369,903	369,903
Office furniture and equipment	86,899	85,485
Medical equipment	50,805	—
Leasehold improvements	18,679	18,679
Accumulated depreciation	(1,771,286)	(1,253,919)
Property and equipment, net	$4,176,920	4,423,148

Depreciation expense was $517,367 and $199,707 for the six months ended June 30, 2020 and 2019, respectively.

Property and equipment and related accumulated depreciation as of December 31, 2019 and 2018 are as follows:

	2019	2018
Property and equipment:
Telecommunications fiber and equipment	$5,203,000	3,274,045
Film production equipment	369,903	369,903
Office furniture and equipment	85,485	82,014
Leasehold improvements	18,679	18,679
Accumulated depreciation	(1,253,919)	(697,699)
Property and equipment, net	$4,423,148	3,046,942

Depreciation expense was $591,069 and $213,823 for the years ended December 31, 2019 and 2018, respectively.

During the year ended December 31, 2019, the Company had a change in useful life for its telecommunications fiber and equipment related to Copperhead Digital resulting from managements evaluation of its remaining useful life in light of the decrease in revenues for which it was being used. The useful life was decreased from its original 20 years when it was acquired in 2015 to five years.